Earnings per share (Tables)	6 Months Ended
Jun. 30, 2018
Earnings per share [abstract]
Schedule of Earnings per share

(in shares)	Shares issued	Treasury shares	Shares outstanding	Weighted number of shares

On issue at January 1, 2018	159,208,949	1,042,415	158,166,534	158,166,534
Issuance of shares	60,815,764	—	60,815,764	6,383,975
Purchases of treasury shares	—	—	—	—
Withdrawal of treasury shares	—	—	—	—
Sales of treasury shares	—	—	—	—
On issue at June 30, 2018	220,024,713	1,042,415	218,982,298	164,550,509

Result attributable to ordinary shares

	For the six month period ended

(in thousands of USD except share and per share information)	June 30, 2018	June 30, 2017

Result for the period	(51,602)	10,088
Weighted average	164,550,509	158,166,534
Basic earnings per share (in USD)	(0.31)	0.06

The table below shows the potential weighted number of shares that could be created if all stock options and restricted stock units were to be converted into ordinary shares.

(in shares)	June 30, 2018	June 30, 2017

Weighted average of ordinary shares outstanding (basic)	164,550,509	158,166,534

Effect of share-based payment arrangements	84,164	137,991

Weighted average number of ordinary shares (diluted)	164,634,673	158,304,525